STATEMENT OF OPERATION - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating Expenses:
General and administrative	$ 433,514	$ 2,205	$ 401,950
Total Operating Expenses	441,314	2,205	422,750
Loss from Operations	(441,314)	(2,205)	(422,750)
Interest expense	(711)		(1,556)
Net Loss	(440,603)	(2,205)	(421,194)
Varian Biopharmaceuticals [Member]
Revenue
Operating Expenses:
Research and development	302,579	67,469	496,684	$ 181,559
General and administrative	321,755	287,494	980,307	412,150
Total Operating Expenses	624,334	354,963	1,476,991	593,709
Loss from Operations	(624,334)	(354,963)	(1,476,991)	(593,709)
Interest expense	(247,503)
Loss before provision for income tax	(871,837)	(354,963)	1,476,991	593,709
Net loss before provision for income tax	871,837	354,963	(1,476,991)	(593,709)
Provision for income tax
Net Loss	$ (871,837)	$ (354,963)	$ (1,476,991)	$ (593,709)
Loss per common share
Basic and diluted	$ (0.03)	$ (0.01)	$ (0.05)	$ (0.03)
Weighted average shares outstanding
Basic and diluted	31,592,641	30,000,000	30,185,336	18,000,000